Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related party transactions [abstract]
Short-term employee benefits	$ 30,043	$ 31,076
Share-based payments	$ 37,002	$ 40,209